TRADE AND OTHER PAYABLES (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Trade payables	£ 10,259	£ 548
Accruals and other payables	4,986	271
Short term loans	22,239	116
Other taxation and social security		1
Total trade and other creditors	£ 15,245	£ 936